United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/31/2001

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total: 230,321(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109  $4,933      191500SH           SOLE               191500
APARTMENT INVT. + MGMT CO                  C   03748R101 $10,339      214500SH           SOLE               214500
ARCHSTONE CMNTYS TR                        C   039581103  $2,258       87600SH           SOLE               87600
AVALONBAY CMNTYS INC                       C   053484101 $11,108      237600SH           SOLE               237600
BRE PPTYS INC                              C   05564E106  $6,802      224500SH           SOLE               224500
BOSTON PPTYS INC                           C   101121101 $11,043      270000SH           SOLE               270000
BRANDYWINE RLTY TR                         C   105368203  $3,302      147100SH           SOLE               147100
CAMDEN PPTY TR                             C   133131102 $10,654      290300SH           SOLE               290300
CATELLUS DEV CORP                          C   149111106  $3,511      201200SH           SOLE               201200
CHELSEA PPTY GROUP INC                     C   163421100  $3,541       75500SH           SOLE               75500
DUKE RLTY CORP                             C   264411505 $11,448      460700SH           SOLE               460700
EQUITY OFFICE PPTYS TR                     C   294741103 $16,170      511220SH           SOLE               511220
EQUITY RESIDENTIAL PPTYS TR                C    29476L10 $15,031      265800SH           SOLE               265800
ESSEX PROPERTY TRUST                       C    29717810  $3,399       68600SH           SOLE               68600
KILROY RLTY CORP                           C    49427F10  $5,020      172500SH           SOLE               172500
KIMCO RLTY CORP                            C    49446R10  $4,669       98600SH           SOLE               98600
LASALLE HOTEL PPTYS                        C   517942108  $2,138      120000SH           SOLE               120000
MACK CA RLTY CORP                          C   554489104  $2,768       97200SH           SOLE               97200
MARRIOTT INTL INC NEW                      C   571903202  $2,367       50000SH           SOLE               50000
MERISTAR HOSPITALITY CORP                  C    58984Y10  $3,525      148400SH           SOLE               148400
MILLS CORP                                 C   601148109  $3,459      140600SH           SOLE               140600
PS BUSINESS PKS INC CA                     C    69360J10  $3,517      125600SH           SOLE               125600
PAN PAC RETAIL PPTYS INC                   C    69806L10  $2,447       94100SH           SOLE               94100
PAYDEN + RYGEL EXTENDED MMKT               C    7049919J   $992       992392SH           SOLE               992392
POST PPTYS INC                             C   737464107  $1,245       32900SH           SOLE               32900
PROLOGIS TR                                C   743410102  $9,438      415400SH           SOLE               415400
PUBLIC STORAGE INC                         C    74460D10 $10,716      361400SH           SOLE               361400
RECKSON ASSOCS RLTY CORP                   C    75621K10  $6,527      283800SH           SOLE               283800
REGENCY CTRS CORP                          C   758849103  $1,618       63700SH           SOLE               63700
ROUSE CO                                   C   779273101  $4,813      168000SH           SOLE               168000
SL GREEN RLTY CORP                         C    78440X10  $5,153      170000SH           SOLE               170000
SIMON PPTY GROUP INC NEW                   C   828806109  $7,271      242600SH           SOLE               242600
SPIEKER PPTYS INC                          C   848497103 $10,365      172900SH           SOLE               172900
STARWOOD HOTELS + RESORTS                  C    85590A20  $9,855      264350SH           SOLE               264350
STORAGE USA INC                            C   861907103  $2,264       62900SH           SOLE               62900
SUMMIT PPTYS INC                           C   866239106  $2,337       87100SH           SOLE               87100
TAUBMAN CENTERS INC                        C   876664103   $620        44300SH           SOLE               44300
UNITED DOMINION RLTY TR INC                C   910197102  $2,328      162200SH           SOLE               162200
VORNADO RLTY TR                            C   929042109$11,329       290200SH           SOLE               290200













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